Provisions (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Carrying amount	$ 266,319	$ 264,151	$ 276,046
Legal proceedings provision tax [member]
IfrsStatementLineItems [Line Items]
Judicial deposits	(1,200)	(1,528)
Provisions	9,359	6,062
Carrying amount	8,159	4,534
Legal Proceedings Provision Labor [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	(3,399)	(2,752)
Provisions	23,919	21,431
Carrying amount	20,520	18,679
Legal proceedings provision civil [member]
IfrsStatementLineItems [Line Items]
Judicial deposits		(751)
Provisions	244	1,451
Carrying amount	244	700
Legal proceedings provision environmental [member]
IfrsStatementLineItems [Line Items]
Provisions	14,974	12,915
Carrying amount	14,974	12,915
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Judicial deposits	(4,599)	(5,031)
Provisions	48,496	41,859
Carrying amount	$ 43,897	$ 36,828